UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX August 11, 2008
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   60
Form 13F Information Table Value Total:   $683526

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      common           00206R102      206     6105 SH       SOLE                                       6105
Altria Group                   common           02209S103     1193    58001 SH       SOLE                                      58001
AmeriCredit Corp.              common           03060R101    62690  7272660 SH       SOLE                  6416560            856100
American Express Co.           common           025816109      433    11500 SH       SOLE                     9000              2500
American Int'l. Group          common           026874107     2500    94500 SH       SOLE                    93000              1500
Anheuser Busch Co.             common           035229103     4776    76890 SH       SOLE                    52770             24120
Bank of America                common           060505104      234     9800 SH       SOLE                     9800
Berkshire Hath Cl. A           common           084670108    19561      162 SH       SOLE                        6               156
Berkshire Hath Cl. B           common           084670207     2704      674 SH       SOLE                                        674
Cintas Corp.                   common           172908105     1821    68700 SH       SOLE                     3400             65300
Citigroup Inc.                 common           172967101      379    22628 SH       SOLE                    19900              2728
Clorox Co.                     common           189054109    21159   405339 SH       SOLE                   346000             59339
Coca-Cola Co.                  common           191216100    92870  1786640 SH       SOLE                  1554500            232140
Colgate Palmolive              common           194162103     4277    61900 SH       SOLE                    61300               600
ConocoPhillips                 common           20825C104     1576    16700 SH       SOLE                    16700
Covidien Ltd.                  common           G2552X108     1007    21037 SH       SOLE                     2850             18187
Ebay Inc.                      common           278642103    42023  1537600 SH       SOLE                  1327000            210600
Equifax Inc.                   common           294429105     2091    62200 SH       SOLE                     4000             58200
Exxon Mobil Corp.              common           30231G102     1410    16000 SH       SOLE                    16000
Federal Home Loan              common           313400301     2889   176135 SH       SOLE                    90000             86135
Federal Nat'l Mtg.             common           313586109      976    50030 SH       SOLE                    50000                30
Furniture Brands Int'l         common           360921100     3352   250900 SH       SOLE                   240000             10900
Gannett Company                common           364730101      292    13460 SH       SOLE                                      13460
H&R Block                      common           093671105     5680   265400 SH       SOLE                   215300             50100
Home Depot                     common           437076102     2425   103550 SH       SOLE                    96500              7050
Interpublic Group Co.          common           460690100     4476   520458 SH       SOLE                   481221             39237
Johnson & Johnson              common           478160104    24973   388140 SH       SOLE                   329800             58340
Kraft Foods, Inc.              common           50075n104     5240   184180 SH       SOLE                   128000             56180
Lancaster Colony Corp.         common           513847103    41132  1358390 SH       SOLE                  1134400            223990
Leucadia Nat'l Corp.           common           527288104     6154   131100 SH       SOLE                     6000            125100
Liberty Media Cap. A           common           53071M302      398    27669 SH       SOLE                      780             26889
Liberty Media Ent. A           common           53071M500     2682   110676 SH       SOLE                     3120            107556
Liberty Media Int. A           common           53071M104    21258  1440213 SH       SOLE                  1187500            252713
Lowes Companies Inc.           common           548661107     2081   100300 SH       SOLE                     5000             95300
MBIA Inc.                      common           55262C100     4445  1012500 SH       SOLE                   992000             20500
MGIC Investment                common           552848103      183    30025 SH       SOLE                    30000                25
Markel Corp.                   common           570535104      646     1760 SH       SOLE                                       1760
Microsoft Corp.                common           594918104    73736  2680320 SH       SOLE                  2362000            318320
Paychex Inc.                   common           704326107     2208    70600 SH       SOLE                     4000             66600
Penn West Energy Trust         common           707885109     2572    76000 SH       SOLE                     4000             72000
PepsiCo Inc.                   common           713448108    72664  1142700 SH       SOLE                  1087500             55200
Pfizer Inc.                    common           717081103    20599  1179100 SH       SOLE                  1039000            140100
Philip Morris Int'l            common           718172109     2899    58701 SH       SOLE                                      58701
Procter & Gamble Co.           common           742718109    39931   656647 SH       SOLE                   558500             98147
Pulte Homes Inc.               common           745867101     7800   810000 SH       SOLE                   810000
Resource America Inc.          common           761195205     6963   747136 SH       SOLE                   707571             39565
SLM Corporation                common           78442P106     5611   290000 SH       SOLE                   290000
Sprint Nextel Corp.            common           852061100     6175   650000 SH       SOLE                   650000
TJX Co.                        common           872540109     2499    79400 SH       SOLE                     4000             75400
The Bancorp Inc.               common           05969A105     1989   261014 SH       SOLE                     3400            257614
Torchmark Corp.                common           891027104      680    11600 SH       SOLE                                      11600
Tyco International             common           G9143X208     4366   109037 SH       SOLE                    90250             18787
U.S. Bancorp                   common           902973304     3878   139038 SH       SOLE                   114100             24938
United Healthcare              common           91324P102      315    12000 SH       SOLE                    12000
United Parcel Service          common           911312106     2072    33706 SH       SOLE                     2000             31706
Viacom Inc. Cl. B              common           92553P201    14221   465650 SH       SOLE                   432100             33550
Wal Mart Stores Inc.           common           931142103    13086   232851 SH       SOLE                   150500             82351
Wells Fargo & Co.              common           949746101      344    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     2475     6480 SH       SOLE                                       6480
Western Union Co.              common           959802109     4249   171901 SH       SOLE                     3000            168901